Condensed Consolidated Balance Sheets (Q2) (Parenthetical) - USD ($)	Jun. 30, 2020	May 14, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 12, 2016	Mar. 14, 2014
Accounts receivable, allowance for doubtful accounts				$ 72,376	$ 33,045
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000			5,000,000	5,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000			350,000,000	350,000,000
Common stock, shares issued	302,119,428			293,780,400	155,665,138
Common stock, shares outstanding	302,119,428			293,780,400	155,665,138
Series C Convertible Preferred Stock
Preferred stock, par value	$ 0.001			$ 0.001
Preferred stock, shares authorized	90		90	90
Preferred stock, shares issued	90			90
Preferred stock, shares outstanding	90			90
Series D Convertible Preferred Stock
Preferred stock, par value	$ 0.001			$ 0.001
Preferred stock, shares authorized	8	8		8
Preferred stock, shares issued	8			8
Preferred stock, shares outstanding	8			8
Series A Convertible Preferred Stock
Preferred stock, shares authorized	6,175			6,175
Series B Convertible Preferred Stock
Preferred stock, shares authorized	293			293